Leases - Additional Information (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2024 JPY (¥)
Schedule of Operating Leases [Line Items]
Lease receivable of net investment expiration period	18 years
Remaining expiration period	57 years
Sale and leaseback transaction, gain (loss), net	¥ 2,661